Leases	12 Months Ended
Dec. 31, 2019
Lease Liabilities [Abstract]
Leases

9. Leases

The consolidated financial statements show the following amounts relating to leases:

Right-of-use assets

in USD ‘000	2019
Net book value as at January 1*	2,658
Additions	—
Depreciation charge	(616)
Currency translation effects	—
Net book value as at December 31	2,042
Total cost	2,658
Accumulated depreciation	(616)
*Value recognized upon transition to IFRS 16. See note 2.3

Rights-of-use assets mainly relate to office buildings. The expense relating to short-term and low-value leases is not material. The total cash outflow for leases in 2019 was USD 0.7 million.

Lease liabilities

	As at
in USD ‘000	December 31, 2019	January 1, 2019*
Current	618	577
Non-current	1,541	2,130
Total lease liabilities	2,159	2,707
*Value recognized upon transition to IFRS 16. See note 2.3

The lease liabilities have been measured based on the Group’s weighted average incremental borrowing rate of 4.9%. The maturity of the lease liabilities is provided in note 3.2.